Note 21 - Changes in Equity - Treasury Shares (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance, treasury shares acquired/realized (in shares)	16,600	32,600
Changes during the year, treasury shares acquired/realized (in shares)	(9,100)	(16,000)
Balance, treasury shares acquired/realized (in shares)	7,500	16,600
Balance, treasury shares acquired/realized, amount	R$ (312,700)	R$ (617,500)
Changes during the year, treasury shares acquired/realized, amount	173,000	304,700
Balance, treasury shares acquired/realized, amount	R$ (139,700)	R$ (312,700)
Balance, treasury shares (in shares)	(596,000)	(386,100)
Changes during the year, treasury shares (in shares)	(159,300)	(209,900)
Balance, treasury shares (in shares)	(755,300)	(596,000)
Balance, treasury shares, amount	R$ (908,700)	R$ (1,003,500)
Changes during the year, treasury shares, amount	13,700	94,800
Balance, treasury shares, amount	R$ (895,000)	R$ (908,700)